Notes Payable (2012 Secured Convertible Notes) (Details) (USD $)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended		6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended				1 Months Ended			3 Months Ended	6 Months Ended	12 Months Ended				1 Months Ended
	Jan. 31, 2013	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013 Conversion Feature of Debt [Member]	Dec. 31, 2012 Conversion Feature of Debt [Member]	Jun. 30, 2013 Warrant Reset Provision [Member]	Dec. 31, 2012 Warrant Reset Provision [Member]	Jul. 31, 2012 Tranche One of Warrants Issued with 2012 Convertible Notes [Member]	Aug. 31, 2012 Tranche Two of Warrants Issued with 2012 Convertible Notes [Member]	Dec. 31, 2012 Tranche Three of Warrants Issued with 2012 Convertible Notes [Member]	Dec. 31, 2012 2012 Convertible Notes [Member]	Aug. 31, 2012 2012 Convertible Notes [Member]	Jul. 31, 2012 2012 Convertible Notes [Member]	Jun. 30, 2013 2012 Convertible Notes [Member]	Jun. 30, 2013 2012 Convertible Notes [Member]	Dec. 31, 2012 2012 Convertible Notes [Member]	Jan. 31, 2013 2012 Convertible Notes [Member]	Dec. 31, 2012 2012 Convertible Notes [Member] Maximum [Member]	Jul. 31, 2012 2012 Convertible Notes [Member] Maximum [Member]	Jul. 31, 2012 2012 Convertible Notes Subsequently Amended [Member]	Jul. 31, 2012 Newly Issued Debt [Member]
Debt Instrument [Line Items]
Principal issued															$ 3,050,000	$ 900,000	$ 1,900,000	$ 3,475,000	$ 3,475,000	$ 3,050,000	$ 425,000	$ 5,000,000	$ 5,000,000
Debt maturity date																	Jul. 13, 2013			Jul. 13, 2013				Oct. 31, 2013
Debt interest rate															12.00%		12.00%			12.00%
Conversion price															$ 0.25		$ 0.25			$ 0.25
Warrant term length																	5 years			5 years
Number of shares of common stock warrants can be exercised for												3,800,000	1,800,000	500,000	200,000		200,000			200,000	850,000				3,800,000
Amount of debt converted																	900,000
Continued sales of convertible debt				770,000												900,000	1,900,000								1,000,000
Proceeds from issuance of convertible note and warrants	400,000					3,050,000									250,000	851,624	923,175								923,175
Payment of investment banking fees																48,376	76,825								76,825
Derivative valuation		1,275,275	4,309,537	1,275,275	4,309,537	1,191,269	3,760,200	60,660	74,500	237,700	183,000
Gain (loss) on derivative valuation		709,509	2,959,155	(25,606)	4,588,480	8,829,748	11,724,400	28,940	423,500	(11,400)	442,000
Risk-free interest rate								0.04%	0.11%	0.57%	0.63%
Expected life								4 months 2 days	6 months	4 years 1 month 6 days	4 years 6 months
Expected volatility								143.51%	129.08%	91.86%	85.75%
Dividend yield								0.00%	0.00%	0.00%	0.00%
Stock trading price								$ 0.08	$ 0.08	$ 0.08	$ 0.08
Accretion of discount on convertible notes payable				793,865	265,636	941,225	340,377											51,525	360,494	501,166
Interest expense																		$ 103,964	$ 202,825